3: Annual Report

Annual Report

February 28, 2003

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

April 2003

Dear Fellow Shareholder:

The last two years, as is evident by our record have been down years. It is small solace to note that our conservative and dividend income approach have done far better than the general markets. The calendar year of 2002 saw Copley Fund lose 13.9% as compared to the Dow which lost 16.76% and the Standard & Poor which lost 23%. Thus our shareholder has not been decimated.

We are encouraged by recent happenings. Many of our stocks have increased their dividends (which is a sign of their optimism) thus giving us more cash income, the war with Iraq seems to be winding down (we do not know the future of the Victory) and the president and the country will get a tax reduction bill which will help the economy and the general consumer.

Your management has gone through the various volatilities of the market for almost fifty years and we feel the long term signs are now positive.

As of now the SEC has mandated that all Mutual Funds must disclose in their proxy statements their "after tax" performance. This will be very interesting as most funds average in "after tax performance" 3% lower than their regular reporting results. Copley does not distribute dividends or capital gains thus its reporting results are after tax. This gives us on average a 3% better after tax return than most stock mutual funds. This does not reflect the tax consequences as a result of redemptions.

Thus Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings and good dividends in increasing amounts.

The record below gives an accurate history of our conservative approach.

1984* +23.9%

1985 +25%

1986 +18%

1987 -8%

1988 +20%

1989 +16%

1990 -2%

1991 +18%

1992 +18%

1993 +10%

1994 -7%

1995 +26%

1996 + 5%

1997 +25%

1998 +14%

1999 -6.86%

2000 +22.50%

2001 -9.30%

2002 -13.9%

2003 - 4.0%

*Calendar Years

Although the economy has not been strong our operating division has held its ground and we do look forward to better and increased business.

Our thanks to our Board and our shareholders for their support through our twenty-two years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 200PERIOD ENDED March 31, 2003

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 38.33

2002 32.99

2003 31.67(As of March 31, 2003)

INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplemental information. These financial statements and supplemental information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplemental information based upon my audit.

I conducted my audit in accordance with auditing standards accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 2003, by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets, and the supplemental information, in conformity with accounting principles generally accepted in the United States of America.

ROY G. HALECertified Public AccountantLa Plata, MarylandApril 24, 2003

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2003

Shares Value

COMMON STOCKS-84.97%

BANKING-4.38%

J.P Morgan Chase & Company 42,000 $ 952,560

PNC Financial Services Group 35,000 1,572,550

2,525,110

DIVERSIFIED UTILITY COMPANIES-8.70%

Alliant Energy Corp. 20,000 315,200

Dominion Resources, Inc. 30,000 1,617,000

FPL Group 55,000 3,080,550

5,012,750

DRUG COMPANIES-5.59%

Bristol Myers Squibb Co. 100,000 2,330,000

Pfizer, Inc. 30,000 894,600

3,224,600

ELECTRIC AND GAS-14.36%

American Electric Power 55,000 1,197,900

Cinergy Corp. 35,000 1,128,050

First Energy Corp. 40,000 1,180,000

Great Plains Energy, Inc. 40,000 906,800

Progress Energy, Inc. 40,000 1,556,000

SCANA, Corp. 50,000 1,499,500

Sempra Energy, Inc. 35,000 812,000

$ 8,280,250

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2003

Shares Value

ELECTRIC POWER COMPANIES-13.58%

Ameren Corporation 30,000 1,169,700

DTE Energy Company 55,000 2,279,200

Duke Energy Corp. 15,000 202,650

Exelon Corporation 11,600 570,140

Nstar 21,242 858,602

PP&L Corp. 50,000 1,758,500

Southern Company 35,000 987,350

7,826,142

GAS UTILITIES & SUPPLIES-11.88%

Delta Natural Gas Co. 20,000 448,400

Energy East Corp. 36,898 694,420

Keyspan Energy Corp. 45,000 1,438,650

New Jersey Resources Corp. 37,500 1,202,625

Northwest Natural Gas Co. 35,000 857,500

Peoples Energy Corp. 35,000 1,253,000

WGL Holdings Corp. 38,000 955,320

6,849,915

HEALTH CARE PRODUCTS-0.77%

Zimmer Holdings, Inc. 10,000 443,900

INSURANCE-3.40%

Arthur J. Gallagher & Company 80,000 1,957,600

OILS-12.05%

BP Amoco PLC. 25,500 971,805

Chevron Texaco Corp. 23,100 1,482,327

Exxon-Mobil Corp. 106,086 3,609,046

Sunoco, Inc. 25,000 884,750

$ 6,947,928

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 2003

Shares Value

RETAIL-1.67%

Wal-Mart Stores, Inc. 20,000 $ 961,200

TELEPHONE-8.59%

Bell South Corp. 20,000 433,400

SBC Communications, Inc. 60,430 1,256,944

Verizon Communications, Inc. 94,232 3,258,543

4,948,282

Total Common Stocks (Cost $27,229,656) 48,978,282

PREFERRED STOCK-0.82%

Franklin PR.(Cost $475,000) 4,750 475,000

Total value of investments(Cost $27,704,656) 49,453,282

Excess of cash and other assets over liabilities 8,190,555

NET ASSETS $57,643,837

Federal Tax Information: At February 28, 2003, the net unrealized appreciation based on cost for Federal income tax purposes of $21,748,626 was as follows:

Aggregate gross unrealized appreciation for

all investments for which there was an

excess of value over cost $ 22,162,432

Aggregate gross unrealized depreciation for

all investments for which there was an

excess of cost over value (413,806)

Net unrealized appreciation $ 21,748,626

============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003

ASSETS

Investments in securities, at

value (identified cost $27,704,656)

(Note 1) $ 49,453,282

Cash 8,567,324

Receivables:

Subscriptions $ 100

Trade (Notes 5&6 32,218

Dividends and interest 207,876 240,194

Inventory (Notes 1, 5 & 6) 275,691

Prepaid Expenses 257

Total Assets 58,536,748

LIABILITIES

Payables:

Trade 25,725

Accrued income taxes-current 38,283

Accrued expenses 56,349

Deferred income taxes (Notes 1 & 2) 770,554

Total Liabilities 892,911

Commitments and Contingencies (Note 7)

Net Assets $ 57,643,837

=============

Net assets consist of:

Capital paid in $ 7,059,700

Undistributed net investment and

operating income 27,245,065

Accumulated net realized gain on

investment transactions 1,590,446

Net unrealized appreciation in

value of investments (Note 2) 21,748,626

Total $ 57,643,837

=============

Net Asset Value, Offering and

Redemption Price Per Share

(1,839,691 shares of $1.00 par

value capital stock outstanding) $31.33

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

February 28, 2003

Investment Income (Note 1)

Income:

Dividend $ 2,417,099

Interest 138,738

Other 13

Investment Income $ 2,555,850

Expenses:

Investment advisory fee(Note 5) 494,133

Professional fees 71,371

Custodian fees 28,430

Accounting and Shareholding

Services 84,306

Printing 13,790

Postage and shipping 4,109

Directors fees 21,473

Blue Sky fees 10,975

Insurance 45,495

Office expense & miscellaneous 2,432

776,514

Less:Investment advisory

fee waived 60,000 716,514

Net investment income before

income taxes 1,839,336

Operating Profit(Notes 2, 5 & 7)

Gross Profit 36,126

Less: Operating expenses 31,483

Net operating profit before

income taxes 4,643

Net Investment and Operating

Income before Income Taxes 1,843,979

Less provision for income taxes

(Notes 2 and 7) 184,465

Net investment and operating income 1,659,514

Realized and Unrealized Gain (Loss)

on Investments (Notes 2 and 7)

Realized loss from investment

transactions during the period (1,621,607)

Decrease in unrealized

appreciation of investments

during current period (12,801,446)

Net realized and unrealized

loss (14,423,053)

Net Decrease in Net Assets $ (12,763,539)

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

Year Ended Year Ended

2/28/03 2/28/02

Increase (Decrease)in Net Assets

from Operations

Net investment and operating

income $ 1,659,514 $ 1,362,282

Net realized gain/loss on

investment transactions (1,621,607) (418,498)

Net change in unrealized

appreciation on investments (12,801,446) (5,593,945

Increase (decrease in net assets

resulting from operations (12,763,539) (4,650,161)

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (2,445,933 (1,598,615)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase/(decrease) in net

assets resulting from capital

share transactions (3,753,192) (718,219)

Total increase (decrease)

in net assets (18,962,664) (6,966,995)

NET ASSETS

Beginning of Period 76,606,501 83,573,496

End of Period (including

undistributed net investment

and operating income of

$28,031,484 and $26,250,702

respectively $ 57,643,837 $ 76,606,501

============ ============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the year ending February 28, 2003

Increase (Decrease) in Cash

Cash flows from operating activities

Dividends and interest received $ 2,559,874

Proceeds from disposition of long-term

portfolio investments 6,902,512

Receipts from customers 196,054

Payments of taxes, net (72,662)

Expenses paid (724,555)

Purchase of long-term portfolio investments (4,983,606)

Payments to suppliers (223,054)

Net cash provided by operating activities 3,654,563

============

Cash flows provided by financing activities

Fund shares sold 673,444

Fund shares repurchased (6,873,083)

Net cash used by financing activities (6,199,639)

=============

Net decrease in cash (2,545,076

Cash at beginning of year 11,112,400

Cash as of February 28, 2003 $ 8,567,324

============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net decrease in net assets

resulting from operations $ (12,763,539)

Decrease in investments 16,350,888

Decrease dividends and interest receivable 4,037

Increase in receivables from customers (3,693)

Increase in inventory (54,693)

Increase in subscriptions receivable 100

Increase in income taxes payable 5,825

Increase in deferred income taxes payable 113,653

Increase in other assets (91)

Increase in accrued expenses 2,076

Total adjustments 16,418,102

Net cash provided by operating activities $ 3,654,563

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributed net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 78,487

Deferred tax liability................. 105,978

$184,465

========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $863,047, consisting of $770,554 accumulated general liability and a cumulative alternative minimum tax carryover of $92,493. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current period, the regular federal tax liability was reduced by $145,805 due to alternative minimum tax carryovers.

The Fund has $2,040,105 in accumulated capital loss carry forwards which expires as follows: $418,498 on February 28, 2007 and $1,621,607 on February 28, 2008.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At February 28, 2003 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

2/28/03 2/28/02

Shares Amount Shares Amount

Shares sold 19,183 $ 673,444 52,503 $ 2,044,906

Shares repurchased (213,341) (6,873,083 (111,000) (4,361,740)

--------- ------------ --------- -------------

Net Change (194,158) (6,199,639) (58,497) $ (2,316,834)

========= ============ ========= =============

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $4,983,606 and $6,902,512, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 28, 2003, the fee for investment advisory service totaled $494,133, less fees of $60,000 voluntarily waived. Also, during the period unaffiliated directors received $21,473 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $123,543 during the period.

6. Notes Payable

A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 38.6% for years commencing after December 31, 2001.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

The accompanying notes are an integral part of the financial statements.


STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

Ten Year Cumulative Return

1993 1994 1995 1996 1997 1998 1999 2000 2001 2002

Copley Fund, Inc. 9,740 9,942 11,721 12,607 15,399 16,224 15,038 18,959 17,876 14,871

S&P 500 Index 13,104 14,557 19,522 23,768 31,766 40,111 44,920 40,365 35,084 27,330

Wilshire 5000 11,613 11,323 15,106 17,961 23,206 28,242 34,483 37,097 32,962 25,684

Assumes $10,000 invested on January 1, 1993 in each of (i) the Fund's Stock;

(ii) the S&P 500 Composite Stock Index and (iii) the Wilshire 5000 Total

Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders.

Copley Fund, Inc. files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

February February February February February February

28, 2003 28, 2002 28, 2001 29, 2000 28, 1999 28, 1998

Net asset value,

Beginning of year $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48 $ 26.59

Income (loss) for

Investment operations:

Net investment income(loss) 0.95 0.67 0.97 1.06 1.01 0.90

Net gains(losses) on securities

(both realized and unrealized) (7.28) (2.95) 7.29 (3.60) 0.73 4.99

Total investment operations (6.33) (2.28) 8.26 (2.54) 1.74 5.89

Net asset value, end of year $ 31.33 $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48

Total Return (a) -16.81% -5.71% 26.07% -7.42% 5.36% 22.15%

Net Assets, last day of

February (in thousands) 57,644 76,607 83,573 71,723 87,092 82,713

Ratio of expenses to average

Net assets (b)(c) 1.07% 0.98% 1.04% 1.06% 0.97% 0.95%

Ratio of net income(loss) to

Average net assets (c) 2.47% 1.70% 2.66% 3.01% 2.98% 3.00%

Portfolio Turnover 8.65% 3.33% 26.28% 6.77% 2.49% 43.01%

Number of shares outstanding

at end of period (in

thousands) 1,840 2,034 2,092 2,264 2,545 2,546

  Total return for periods less than one year are not annualized.
  Ratio of expenses presented exclude income taxes.
  Annualized for periods less than one year.

The accompany notes are an integral part of the financial statements.

ABOUT THE FUND'S DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the final table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.

INDEPENDENT DIRECTORS

Name

(Date of Birth) Principal Occupations(s) During Past 5

Year Elected and Other Directorships of Public Companies____

Albert Resnick, M.D. Physician Since 1948

(March 23, 1922)

1978

Kenneth Joblon President, Brittany Dyeing & Printing Corp.

(February 28, 1946) New Bedford, MA

1996

Burton S. Stern Private Investor

(March 24, 1926)

1978

INSIDE DIRECTORS

Name

(Date of Birth)

Year Elected

(Number of Copley Principal Occupations(s) During Past 5

Portfolios Overseen) and Other Directorships of Public Companies____

Irving Levine President, Treasurer and a Director of Copley

(September 25, 1921) Financial Services Corp. since 1978; a Director

1978 of Franklin Capital Corp. (an operating

[1] investment company) since March, 1990; Chairman

of the Board and Treasurer of Stuffco International, Inc., a ladies handbag processor and retail chain operator, since February 1978;

Director of US Energy Systems, Inc. since 2000.

OFFICERS

Name

(Date of Birth) Principal Occupations(s) During Past 5

Title and Other Directorships of Public Companies____

Irvine Levine See Above

(September 25, 1921)

Chairman of the Board of

Directors and President

Eileen Joinson Clerk-Treasurer of the Fund since 1980; Clerk

(March 14, 1948) and Office Manager of Stuffco International,

Clerk Inc., a ladies handbag processor, since 1978.


COPLEY FUND, INC. Annual Report

A No-Load Fund February 28, 2003

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Gemini Fund Services

4020 South 147th Street

Suite 2

Omaha, Nebraska 68137

Tel. (402)493-4603

(800)635-3427, ext. 7204

FAX: (402)963-9094

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646